Schedule of Funded Status (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Retirement Plans [Line Items]
Funded status of the plan at end of year	$ (52,067)	$ (159,340)
Accrued benefit cost	(52,067)	(159,340)
Postretirement Benefit
Retirement Plans [Line Items]
Funded status of the plan at end of year	(27,352)	(29,095)
Accrued benefit cost	$ (27,352)	$ (29,095)